NET INCOME (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2019
NET INCOME (LOSS) PER ORDINARY SHARE
NET INCOME (LOSS) PER ORDINARY SHARE

19. NET INCOME (LOSS) PER ORDINARY SHARE

The Group has determined that its preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares, and preferred shares according to the participation rights in undistributed earnings for the year ended December 31, 2017 and 2018. For the year ended December 31, 2019, undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares.

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For the years ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	597,704	1,981,804	(2,159,576)
Less:
Change in redemption value in Series A preferred shares	(47,759)	(17,225)	(10,711)
Deemed dividend to preferred shareholders	(103,550)	—	—
Undistributed earnings allocated to preferred shareholders	(45,087)	(244,589)	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	401,308	1,719,990	(2,170,287)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—basic	124,413,700	162,672,800	174,552,468
Net income (loss) per ordinary share attributable to ordinary shareholders—basic	3.23	10.57	(12.43)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	401,308	1,719,990	(2,170,287)
Add: adjustments to undistributed earnings to participating securities	4,157	27,007	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—dilute	405,465	1,746,997	(2,170,287)
Denominator:
Weighted average ordinary shares basic outstanding	124,413,700	162,672,800	174,552,468
Effect of potentially diluted share options	14,051,800	23,062,400	—
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	138,465,500	185,735,200	174,552,468
Net income (loss) per ordinary share attributable to ordinary shareholders—diluted	2.93	9.41	(12.43)

11,204,400 non-contingent ordinary shares approved for issuance by the board of director on December 30, 2017 (see Note 15) that were not issued as of December 31, 2017 have been included in the calculations of basic and diluted net income per share.

For the years ended December 31, 2017 and 2018, 4,407,900 and nil share options were excluded from the computation of diluted earnings per share as their effects have been anti-dilutive. For the year ended December 31, 2019, the effects of all outstanding share options were excluded from the computation of diluted loss per share, as their effects would be anti-dilutive.